Summary of Significant Accounting Policies - Schedule of Revenues by Revenue Streams (Details) - Disaggregated Revenue [Member] - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 12,588,263	$ 13,386,367
Time charter revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	9,176,820	9,977,858
Vessel management services revenue [Member]
Schedule of Revenues by Revenue Streams [Line Items]
Revenues	$ 3,411,443	$ 3,408,509